Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	17,154,619	12,985,163	17,154,619	12,985,163	13,606,675	7,525,055
Series A-1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	6,328,894	6,328,894	6,328,894	6,328,894	6,328,894	6,328,894
Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	8,622,625	4,590,404	8,622,625	4,590,404	5,173,569
Outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	2,109,151	1,936,493	2,109,151	1,936,493	1,991,066	970,027
Restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	22,405	57,828	22,405	57,828	41,602	154,590
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities dilute basic net loss per share	71,544	71,544	71,544	71,544	71,544	71,544